UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (16.3%)
Hilton Hotels Corp.	2,069,900	49,905
American Eagle Outfitters, Inc.	1,827,129	41,987
* AutoNation, Inc.	1,824,400	39,644
Abercrombie & Fitch Co.	592,300	38,606
Darden Restaurants Inc.	870,300	33,837
Royal Caribbean Cruises, Ltd.	731,619	32,967
D. R. Horton, Inc.	745,370	26,632
MDC Holdings, Inc.	425,573	26,377
Barnes & Noble, Inc.	590,500	25,197
* Guess ?, Inc.	687,900	24,489
VF Corp.	432,500	23,935
*^ The Goodyear Tire & Rubber Co.	1,341,597	23,317
* Toll Brothers, Inc.	637,100	22,069
* The Warnaco Group, Inc.	776,096	20,737
Boyd Gaming Corp.	427,300	20,365
* Timberland Co.	619,800	20,174
Polo Ralph Lauren Corp.	348,300	19,554
* Pixar, Inc.	358,705	18,911
* Men's Wearhouse, Inc.	574,550	16,915
^ Regal Entertainment Group Class A	887,000	16,871
Phillips-Van Heusen Corp.	508,500	16,475
Pulte Homes, Inc.	412,800	16,248
* Getty Images, Inc.	166,600	14,872
Nordstrom, Inc.	383,500	14,343
* Advance Auto Parts, Inc.	290,378	12,620
American Greetings Corp. Class A	557,700	12,253
* Career Education Corp.	324,600	10,946
* R.H. Donnelley Corp.	176,181	10,856
* Interpublic Group of Cos., Inc.	1,079,200	10,414
American Axle & Manufacturing Holdings, Inc.	543,000	9,953
^ Beazer Homes USA, Inc.	134,700	9,812
* Tenneco Automotive, Inc.	477,300	9,360
Newell Rubbermaid, Inc.	390,372	9,283
Lennar Corp. Class A	150,112	9,160
Dillard's Inc.	354,100	8,789
Finish Line, Inc.	480,108	8,364
Whirlpool Corp.	94,700	7,932
* The Pantry, Inc.	166,100	7,805
* Payless ShoeSource, Inc.	299,800	7,525
Catalina Marketing Corp.	292,900	7,425
Sherwin-Williams Co.	161,857	7,352
* Radio One, Inc. Class D	699,332	7,238
* Charming Shoppes, Inc.	538,602	7,110
Belo Corp. Class A	310,800	6,654
Knight Ridder	102,700	6,501
Claire's Stores, Inc.	219,200	6,405
Michaels Stores, Inc.	171,400	6,062
* Jack in the Box Inc.	173,100	6,046
* Expedia, Inc.	250,400	6,000
* JAKKS Pacific, Inc.	278,100	5,823
Dex Media, Inc.	213,600	5,786
Domino's Pizza, Inc.	218,100	5,278
* Meritage Corp.	80,000	5,034
The McClatchy Co. Class A	84,200	4,976
ServiceMaster Co.	398,500	4,762
KB HOME	65,400	4,752
Hasbro, Inc.	228,400	4,609
* Hovnanian Enterprises Inc. Class A	78,900	3,917
* Education Management Corp.	115,465	3,869
* Scholastic Corp.	130,800	3,729
Cato Corp. Class A	172,650	3,703
Meredith Corp.	67,120	3,513
Bandag, Inc.	81,900	3,495
Modine Manufacturing Co.	101,000	3,292
Jackson Hewitt Tax Service Inc.	109,600	3,037
* Pacific Sunwear of California, Inc.	118,625	2,956
* Zale Corp.	107,600	2,706
* Genesco, Inc.	66,100	2,564
* Entercom Communications Corp.	82,400	2,445
Harte-Hanks, Inc.	83,900	2,214
* Skechers U.S.A., Inc.	142,900	2,189
Aaron Rents, Inc. Class B	99,000	2,087
* RCN Corp.	81,594	1,913
* CSK Auto Corp.	114,800	1,731
Journal Communications, Inc.	119,800	1,671
Handleman Co.	116,400	1,446
* Sotheby's Holdings Class A	66,278	1,217
Hearst-Argyle Television Inc.	47,576	1,135
Burlington Coat Factory Warehouse Corp.	23,300	937
UniFirst Corp.	20,200	628
Sinclair Broadcast Group, Inc.	66,800	615
World Wrestling Entertainment, Inc.	18,987	279

		914,600

Consumer Staples (2.4%)
The Pepsi Bottling Group, Inc.	964,100	27,583
Tyson Foods, Inc.	1,208,400	20,664
Carolina Group	450,500	19,817
Pilgrim's Pride Corp.	390,700	12,956
* BJ's Wholesale Club, Inc.	381,300	11,271
* Central Garden and Pet Co.	177,000	8,131
Longs Drug Stores, Inc.	179,600	6,536
* Energizer Holdings, Inc.	120,800	6,015
* The Great Atlantic & Pacific Tea Co., Inc.	159,899	5,082
* Dean Foods Co.	105,600	3,977
Casey's General Stores, Inc.	120,000	2,976
* Del Monte Foods Co.	284,600	2,968
* Performance Food Group Co.	87,900	2,494
PepsiAmericas, Inc.	86,627	2,015
Nu Skin Enterprises, Inc.	111,100	1,953
* Gold Kist Inc.	120,600	1,803
* Smithfield Foods, Inc.	32,997	1,010

		137,251

Energy (9.1%)
Sunoco, Inc.	724,900	56,818
Helmerich & Payne, Inc.	737,605	45,665
Todco Class A	962,975	36,651
Tesoro Petroleum Corp.	573,200	35,280
Patterson-UTI Energy, Inc.	1,038,931	34,233
^ Chesapeake Energy Corp.	904,429	28,698
Amerada Hess Corp.	214,009	27,141
Overseas Shipholding Group Inc.	531,200	26,767
* Cal Dive International, Inc.	622,682	22,348
* Lone Star Technologies, Inc.	413,392	21,356
* Swift Energy Co.	427,500	19,267
* Stone Energy Corp.	397,800	18,112
* Pride International, Inc.	512,900	15,772
Frontier Oil Corp.	418,200	15,695
Holly Corp.	251,479	14,805
* Nabors Industries, Inc.	191,550	14,510
* Denbury Resources, Inc.	599,800	13,663
* Grey Wolf, Inc.	1,628,005	12,584
Rowan Cos., Inc.	281,806	10,044
* Veritas DGC Inc.	243,433	8,639
ENSCO International, Inc.	153,671	6,815
Western Gas Resources, Inc.	141,504	6,663
St. Mary Land & Exploration Co.	134,800	4,962
* Energy Partners, Ltd.	208,900	4,552
* Gulfmark Offshore, Inc.	88,754	2,629
* Giant Industries, Inc.	47,475	2,467
* Pioneer Drilling Co.	81,000	1,452
* NS Group Inc.	28,900	1,208
Resource America, Inc.	26,520	452

		509,248

Financials (20.6%)
CIT Group Inc.	1,048,200	54,276
MGIC Investment Corp.	744,700	49,016
IndyMac Bancorp, Inc.	1,181,900	46,118
SAFECO Corp.	782,514	44,212
Radian Group, Inc.	751,041	44,003
First American Corp.	810,521	36,717
Zions Bancorp	404,386	30,555
Ameriprise Financial, Inc.	711,100	29,155
Fidelity National Financial, Inc.	748,800	27,548
General Growth Properties Inc. REIT	560,200	26,324
TCF Financial Corp.	841,500	22,838
* Conseco, Inc.	968,900	22,449
American Capital Strategies, Ltd.	578,600	20,951
Corus Bankshares Inc.	366,800	20,640
Fremont General Corp.	862,000	20,024
Synovus Financial Corp.	730,000	19,717
Endurance Specialty Holdings Ltd.	547,490	19,628
Leucadia National Corp.	371,609	17,637
The St. Joe Co.	260,100	17,484
Avalonbay Communities, Inc. REIT	195,700	17,466
Host Marriott Corp. REIT	886,900	16,807
Vornado Realty Trust REIT	198,500	16,569
Boston Properties, Inc. REIT	220,100	16,316
Colonial BancGroup, Inc.	618,200	14,726
Sovereign Bancorp, Inc.	664,800	14,373
*^ CompuCredit Corp.	370,470	14,256
Trizec Properties, Inc. REIT	611,200	14,009
AMB Property Corp. REIT	267,900	13,173
LandAmerica Financial Group, Inc.	209,500	13,073
Archstone-Smith Trust REIT	308,500	12,923
Plum Creek Timber Co. Inc. REIT	356,900	12,866
Public Storage, Inc. REIT	184,700	12,508
* Arch Capital Group Ltd.	225,385	12,340
Downey Financial Corp.	177,600	12,146
ProLogis REIT	259,724	12,134
Bank of Hawaii Corp.	210,186	10,833
A.G. Edwards & Sons, Inc.	224,800	10,534
^ Liberty Property Trust REIT	230,000	9,856
UnumProvident Corp.	419,800	9,550
Apartment Investment & Management Co. Class A REIT	248,200	9,399
* Ameritrade Holding Corp.	385,700	9,257
Nationwide Financial Services, Inc.	209,700	9,227
CarrAmerica Realty Corp. REIT	248,200	8,595
Huntington Bancshares Inc.	359,512	8,538
iStar Financial Inc. REIT	236,800	8,442
Camden Property Trust REIT	135,400	7,842
Ventas, Inc. REIT	242,600	7,768
* First Federal Financial Corp.	141,300	7,704
Ohio Casualty Corp.	261,583	7,408
United Dominion Realty Trust REIT	312,400	7,323
American Financial Group, Inc.	182,500	6,992
Taubman Co. REIT	200,800	6,978
Regency Centers Corp. REIT	112,100	6,608
Stewart Information Services Corp.	125,900	6,128
* CB Richard Ellis Group, Inc.	104,100	6,126
Jones Lang Lasalle Inc.	118,800	5,982
Federal Realty Investment Trust REIT	96,400	5,847
W.R. Berkley Corp.	118,900	5,662
Rayonier Inc. REIT	142,050	5,661
^ Thornburg Mortgage, Inc. REIT	214,300	5,615
The Macerich Co. REIT	83,100	5,579
Entertainment Properties Trust REIT	133,700	5,448
New Plan Excel Realty Trust REIT	228,400	5,294
Crescent Real Estate, Inc. REIT	264,200	5,236
New Century REIT, Inc.	137,692	4,967
Advanta Corp. Class B	147,461	4,784
Zenith National Insurance Corp.	101,509	4,682
HRPT Properties Trust REIT	443,500	4,590
* SVB Financial Group	91,500	4,286
^ Novastar Financial, Inc. REIT	149,600	4,205
Weingarten Realty Investors REIT	110,100	4,163
* MeriStar Hospitality Corp. REIT	442,600	4,160
American Home Mortgage Investment Corp. REIT	125,000	4,071
Global Signal, Inc. REIT	90,000	3,884
Home Properties, Inc. REIT	90,600	3,697
Pan Pacific Retail Properties, Inc. REIT	55,200	3,692
^ Friedman, Billings, Ramsey Group, Inc. REIT	359,900	3,563
^ Annaly Mortgage Management Inc. REIT	316,600	3,464
Equity Lifestyle Properties, Inc. REIT	74,270	3,305
Sunstone Hotel Investors, Inc. REIT	121,800	3,236
First Republic Bank	82,500	3,053
Mills Corp. REIT	71,700	3,007
Heritage Property Investment Trust REIT	88,900	2,969
* Asset Acceptance Capital Corp.	132,000	2,965
Essex Property Trust, Inc. REIT	31,200	2,877
* Knight Capital Group, Inc. Class A	279,400	2,763
TD Banknorth, Inc.	95,000	2,760
PFF Bancorp, Inc.	88,100	2,689
Forest City Enterprise Class A	70,200	2,663
^ Impac Mortgage Holdings, Inc. REIT	281,600	2,650
City Holding Co.	73,665	2,648
Redwood Trust, Inc. REIT	62,900	2,595
WSFS Financial Corp.	41,809	2,561
Westcorp, Inc.	38,100	2,538
United Bankshares, Inc.	70,600	2,488
Alexandria Real Estate Equities, Inc. REIT	30,100	2,423
Nuveen Investments, Inc. Class A	56,100	2,391
KKR Financial Corp. REIT	98,700	2,368
LaSalle Hotel Properties REIT	59,600	2,189
American Financial Realty Trust REIT	179,800	2,158
Health Care Inc. REIT	63,400	2,149
Post Properties, Inc. REIT	50,700	2,025
F.N.B. Corp.	111,300	1,932
Pennsylvania REIT	48,100	1,797
Developers Diversified Realty Corp. REIT	34,354	1,615
BioMed Realty Trust, Inc. REIT	64,371	1,571
UICI	43,000	1,527
First Financial Holdings, Inc.	49,253	1,513
Saxon Inc. REIT	130,000	1,473
Senior Housing Properties Trust REIT	86,200	1,458
Safety Insurance Group, Inc.	35,465	1,432
Assured Guaranty Ltd.	56,100	1,424
Hanmi Financial Corp.	60,900	1,088
Student Loan Corp.	4,818	1,008
Columbia Banking System, Inc.	34,755	992
Anchor Bancorp Wisconsin Inc.	32,661	991
* WFS Financial, Inc.	10,900	830
First Indiana Corp.	22,070	759
First Financial Bancorp	31,800	557

		1,154,054

Health Care (11.5%)
* Barr Pharmaceuticals Inc.	784,300	48,854
* Hospira, Inc.	1,129,400	48,316
* United Therapeutics Corp.	594,577	41,097
* Sierra Health Services, Inc.	502,600	40,188
* Community Health Systems, Inc.	915,599	35,104
C.R. Bard, Inc.	437,600	28,847
* Triad Hospitals, Inc.	692,475	27,166
* Coventry Health Care Inc.	397,053	22,616
* Pediatrix Medical Group, Inc.	249,800	22,125
* First Horizon Pharmaceutical Corp.	1,199,890	20,698
* Pharmion Corp.	1,011,159	17,968
* Laboratory Corp. of America Holdings	324,200	17,458
* Haemonetics Corp.	330,400	16,143
Manor Care, Inc.	403,800	16,059
* Cubist Pharmaceuticals, Inc.	679,900	14,448
* Kinetic Concepts, Inc.	356,300	14,166
* Watson Pharmaceuticals, Inc.	389,300	12,656
* Apria Healthcare Group Inc.	514,600	12,407
AmerisourceBergen Corp.	288,000	11,923
* Cerner Corp.	126,181	11,471
* Respironics, Inc.	309,400	11,469
* King Pharmaceuticals, Inc.	608,000	10,287
* Kos Pharmaceuticals, Inc.	165,600	8,566
Valeant Pharmaceuticals International	470,000	8,498
Bausch & Lomb, Inc.	121,300	8,236
* The TriZetto Group, Inc.	471,222	8,006
* LifePoint Hospitals, Inc.	210,900	7,909
* Myriad Genetics, Inc.	357,200	7,430
* Express Scripts Inc.	86,724	7,267
* IDEXX Laboratories Corp.	100,082	7,204
Medicis Pharmaceutical Corp.	216,700	6,945
* Andrx Group	360,180	5,932
* Neurocrine Biosciences, Inc.	82,000	5,144
* Connetics Corp.	320,494	4,631
Chemed Corp.	85,500	4,248
Dade Behring Holdings Inc.	100,800	4,122
* Sybron Dental Specialties, Inc.	102,300	4,073
Universal Health Services Class B	84,900	3,968
* Gentiva Health Services, Inc.	262,321	3,867
* Magellan Health Services, Inc.	116,444	3,662
* Viasys Healthcare Inc.	138,600	3,562
* Applera Corp.-Celera Genomics Group	320,900	3,517
PerkinElmer, Inc.	148,065	3,488
* Lincare Holdings, Inc.	76,796	3,219
* Idenix Pharmaceuticals Inc.	175,100	2,996
* Intuitive Surgical, Inc.	24,700	2,897
* Kindred Healthcare, Inc.	101,290	2,609
* ICOS Corp.	72,200	1,995
* Varian, Inc.	48,001	1,910
* Radiation Therapy Services, Inc.	51,900	1,833
* DJ Orthopedics Inc.	64,000	1,765
* Per-Se Technologies, Inc.	73,900	1,726
* Ventiv Health, Inc.	72,581	1,714
* Symmetry Medical Inc.	81,900	1,588
* Thoratec Corp.	49,000	1,014
Vital Signs, Inc.	12,200	522

		647,529

Industrials (11.9%)
CSX Corp.	1,176,757	59,744
Parker Hannifin Corp.	770,794	50,842
R.R. Donnelley & Sons Co.	1,404,200	48,038
Cummins Inc.	529,200	47,485
The Timken Co.	1,060,800	33,967
Precision Castparts Corp.	638,800	33,096
Republic Services, Inc. Class A	803,811	30,183
*^ USG Corp.	448,400	29,146
* Navistar International Corp.	938,500	26,860
^ Walter Industries, Inc.	505,039	25,111
John H. Harland Co.	501,300	18,849
Ryder System, Inc.	434,200	17,811
SPX Corp.	333,500	15,264
Adesa, Inc.	621,300	15,172
* Monster Worldwide Inc.	321,112	13,108
* Alliant Techsystems, Inc.	165,900	12,637
* Korn/Ferry International	615,500	11,504
Universal Forest Products, Inc.	197,964	10,938
Goodrich Corp.	246,500	10,131
Applied Industrial Technology, Inc.	272,650	9,186
Arkansas Best Corp.	207,038	9,043
* Mobile Mini, Inc.	167,200	7,925
* AGCO Corp.	472,500	7,829
* NCI Building Systems, Inc.	179,600	7,629
United Industrial Corp.	173,700	7,186
Steelcase Inc.	448,500	7,100
ElkCorp	207,989	7,001
* Heidrick & Struggles International, Inc.	218,100	6,990
* Labor Ready, Inc.	310,400	6,463
Apogee Enterprises, Inc.	370,122	6,003
* Alaska Air Group, Inc.	165,000	5,894
Laidlaw International Inc.	249,231	5,790
Kennametal, Inc.	112,400	5,737
* United Rentals, Inc.	226,400	5,295
Wabash National Corp.	209,900	3,999
* McDermott International, Inc.	87,500	3,903
* EnPro Industries, Inc.	115,600	3,115
The Manitowoc Co., Inc.	59,900	3,008
McGrath RentCorp	98,172	2,729
Trinity Industries, Inc.	60,000	2,644
* Builders FirstSource, Inc.	121,800	2,603
Amerco, Inc.	34,900	2,515
* EMCOR Group, Inc.	36,500	2,465
The Toro Co.	52,600	2,302
A.O. Smith Corp.	63,800	2,239
* General Cable Corp.	112,500	2,216
* Dollar Thrifty Automotive Group, Inc.	61,400	2,215
Crane Co.	60,200	2,123
* Consolidated Graphics, Inc.	44,600	2,111
Brady Corp. Class A	57,300	2,073
* PHH Corp.	71,700	2,009
Freightcar America Inc.	38,700	1,861
Pacer International, Inc.	67,400	1,756
Stewart & Stevenson Services, Inc.	82,700	1,747
NACCO Industries, Inc. Class A	7,100	832

		665,422

Information Technology (15.6%)
* Fiserv, Inc.	1,238,538	53,592
National Semiconductor Corp.	1,870,500	48,596
Seagate Technology	1,844,400	36,870
* Solectron Corp.	9,706,307	35,525
* NVIDIA Corp.	928,200	33,935
* Flextronics International Ltd.	3,165,170	33,044
* Computer Sciences Corp.	647,200	32,774
* Arris Group Inc.	3,282,792	31,088
*^ Palm, Inc.	949,240	30,186
* VeriSign, Inc.	1,333,777	29,236
* InfoSpace, Inc.	1,070,534	27,641
Harris Corp.	563,000	24,215
* Freescale Semiconductor, Inc. Class B	726,700	18,291
Global Payments Inc.	363,400	16,938
*^ j2 Global Communications, Inc.	385,385	16,471
* CSG Systems International, Inc.	717,752	16,020
* Transaction Systems Architects, Inc.	551,891	15,889
*^ PortalPlayer Inc.	560,900	15,885
* NCR Corp.	459,000	15,578
* Silicon Image, Inc.	1,709,847	15,474
* EarthLink, Inc.	1,380,269	15,335
* Avnet, Inc.	608,200	14,560
* Alliance Data Systems Corp.	368,600	13,122
Anixter International Inc.	318,700	12,468
* Global Imaging Systems, Inc.	340,791	11,802
* RealNetworks, Inc.	1,422,738	11,040
* LAM Research Corp.	299,887	10,700
* Akamai Technologies, Inc.	526,627	10,496
* CommScope, Inc.	506,000	10,186
* Komag, Inc.	282,700	9,798
* International Rectifier Corp.	277,200	8,843
MTS Systems Corp.	249,832	8,654
* Western Digital Corp.	438,800	8,166
* Freescale Semiconductor, Inc. Class A	314,800	7,930
* Parametric Technology Corp.	1,248,800	7,618
* Novellus Systems, Inc.	296,615	7,154
* MPS Group, Inc.	517,800	7,078
* Affiliated Computer Services, Inc. Class A	119,600	7,078
* Informatica Corp.	582,000	6,984
Autodesk, Inc.	159,594	6,855
* Photronics Inc.	446,303	6,721
* Arrow Electronics, Inc.	200,500	6,422
* Coherent, Inc.	206,690	6,135
* Zoran Corp.	372,900	6,045
* MEMC Electronic Materials, Inc.	262,800	5,826
* Benchmark Electronics, Inc.	156,450	5,261
* Cadence Design Systems, Inc.	286,483	4,847
* Cirrus Logic, Inc.	654,946	4,375
* Perot Systems Corp.	306,700	4,337
* Paxar Corp.	218,700	4,293
Imation Corp.	91,100	4,197
* Progress Software Corp.	142,824	4,053
Reynolds & Reynolds Class A	141,700	3,978
Sabre Holdings Corp.	163,900	3,952
* McAfee Inc.	143,900	3,904
* Genesis Microchip Inc.	178,800	3,235
* CMGI Inc.	2,110,700	3,208
* CheckFree Corp.	69,810	3,204
* Ingram Micro, Inc. Class A	159,600	3,181
* JDA Software Group, Inc.	184,500	3,138
* Mettler-Toledo International Inc.	53,000	2,926
* ManTech International Corp.	102,700	2,861
Park Electrochemical Corp.	107,800	2,801
Belden CDT Inc.	114,100	2,787
* Intrado Inc.	120,333	2,770
* Sybase, Inc.	125,400	2,741
Bel Fuse, Inc. Class B	84,018	2,672
* Nuance Communications, Inc.	308,200	2,352
Black Box Corp.	48,100	2,279
United Online, Inc.	148,068	2,106
* Tellabs, Inc.	154,900	1,688
AVX Corp.	111,600	1,616
Jack Henry & Associates Inc.	80,400	1,534
* eFunds Corp.	59,800	1,402
Methode Electronics, Inc. Class A	122,300	1,219
* DST Systems, Inc.	20,100	1,204
* Sykes Enterprises, Inc.	89,300	1,194
* MKS Instruments, Inc.	63,296	1,132
CTS Corp.	89,600	991
Fair Isaac, Inc.	21,400	945
* Ciber, Inc.	113,100	746
* Keane, Inc.	57,400	632
* IXYS Corp.	25,841	302

		874,327

Materials (5.2%)
Phelps Dodge Corp.	440,300	63,346
Reliance Steel & Aluminum Co.	619,300	37,852
Eagle Materials, Inc.	273,384	33,451
Nucor Corp.	454,000	30,291
Eastman Chemical Co.	356,235	18,378
Martin Marietta Materials, Inc.	228,900	17,561
Ball Corp.	413,900	16,440
Schnitzer Steel Industries, Inc. Class A	481,199	14,720
United States Steel Corp.	228,300	10,974
Greif Inc. Class A	150,200	9,955
Commercial Metals Co.	196,300	7,369
Louisiana-Pacific Corp.	259,000	7,115
Lafarge North America Inc.	106,200	5,843
* FMC Corp.	80,074	4,258
^ Cleveland-Cliffs Inc.	46,600	4,127
* Owens-Illinois, Inc.	161,000	3,387
Sonoco Products Co.	73,000	2,146
Steel Dynamics, Inc.	55,532	1,972
Metal Management, Inc.	62,700	1,458
Eagle Materials, Inc. Class B	11,042	1,300
* Terra Industries, Inc.	68,900	386

		292,329

Telecommunication Services (1.9%)
Citizens Communications Co.	2,402,000	29,376
* Qwest Communications International Inc.	2,717,500	15,354
CenturyTel, Inc.	462,200	15,327
* NII Holdings Inc.	312,900	13,667
Telephone & Data Systems, Inc.	307,900	11,094
Commonwealth Telephone Enterprises, Inc.	208,645	7,046
* UbiquiTel Inc.	616,641	6,099
* Premiere Global Services, Inc.	462,958	3,764
* Cincinnati Bell Inc.	969,700	3,404
* Centennial Communications Corp. Class A	134,421	2,086
* U.S. Cellular Corp.	31,800	1,571

		108,788

Utilities (5.2%)
ONEOK, Inc.	1,605,700	42,760
NiSource, Inc.	1,983,700	41,380
* CMS Energy Corp.	2,336,800	33,907
CenterPoint Energy Inc.	1,862,300	23,931
* Sierra Pacific Resources	1,577,800	20,575
Energen Corp.	456,400	16,576
TECO Energy, Inc.	943,018	16,201
Westar Energy, Inc.	749,800	16,121
Pepco Holdings, Inc.	634,600	14,196
Sempra Energy	287,100	12,874
WPS Resources Corp.	165,500	9,154
Pinnacle West Capital Corp.	169,600	7,013
* Allegheny Energy, Inc.	214,000	6,773
Northwest Natural Gas Co.	150,800	5,154
PNM Resources Inc.	200,550	4,911
NICOR Inc.	108,900	4,281
Vectren Corp.	148,100	4,022
Cleco Corp.	166,225	3,466
WGL Holdings Inc.	109,200	3,283
National Fuel Gas Co.	102,600	3,200
Southwest Gas Corp.	90,700	2,394

		292,172

Total Common Stocks
(Cost $4,878,790)		5,595,720

Temporary Cash Investments (2.5%)

Money Market Fund (2.5%)
** Vanguard Market Liquidity Fund, 4.274%	138,005,081	138,005

	Face Amount ($000)

U.S. Agency Obligations (0.0%)
† Federal National Mortgage Assn
(1)3.969%, 1/11/06	2,000	1,998

Total Temporary Cash Investments
(Cost $140,003)		140,003

Total Investments (102.2%)
(Cost $5,018,793)		5,735,723

Other Assets and Liabilities—Net (-2.2%)		(121,606)

Net Assets (100%)		5,614,117

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)	Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $5,018,793,000. Net unrealized appreciation of investment securities for tax purposes was $716,930,000, consisting of unrealized gains of $882,734,000 on securities that had risen in value since their purchase and $165,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

S&P 500 Index	30	9,411	(43)
E-mini S&P 500 Index	106	6,650	(84)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund
Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (97.9%)

Consumer Discretionary (15.0%)
Nordstrom, Inc.	4,200,000	157,080
* DIRECTV Group, Inc.	10,496,335	148,208
TJX Cos., Inc.	5,167,400	120,039
* CarMax, Inc.	4,022,100	111,332
*(1) Men's Wearhouse, Inc.	3,600,000	105,984
* eBay Inc.	2,200,000	95,150
*(1) The Dress Barn, Inc.	2,200,000	84,942
*(1) Linens 'n Things, Inc.	2,300,000	61,180
Yum! Brands, Inc.	1,103,500	51,732
News Corp., Class A	3,065,292	47,665
Lowe's Cos., Inc.	705,700	47,042
Best Buy Co., Inc.	952,500	41,415
Tiffany & Co.	850,000	32,547
* Tommy Hilfiger Corp.	2,000,200	32,483
* 99 Cents Only Stores	2,400,000	25,104
Harman International Industries, Inc.	182,000	17,809
Family Dollar Stores, Inc.	537,300	13,320
Royal Caribbean Cruises, Ltd.	290,500	13,090
Abercrombie & Fitch Co.	200,000	13,036
Gentex Corp.	600,000	11,700
*(1) Strattec Security Corp.	220,000	8,892
* Expedia, Inc.	300,000	7,188
* DreamWorks Animation SKG, Inc.	230,000	5,649
* Weight Watchers International, Inc.	70,000	3,460
* REX Stores Corp.	225,000	3,384
Mattel, Inc.	197,000	3,117
Darden Restaurants Inc.	50,000	1,944

		1,264,492

Consumer Staples (0.6%)
Bunge Ltd.	465,000	26,324
* Cott Corp.	1,563,000	22,976

		49,300

Energy (8.1%)
Murphy Oil Corp.	3,200,000	172,768
ConocoPhillips Co.	1,750,000	101,815
Pioneer Natural Resources Co.	1,620,000	83,057
Noble Energy, Inc.	1,800,000	72,540
* National Oilwell Varco Inc.	1,003,560	62,923
Pogo Producing Co.	1,200,000	59,772
Chevron Corp.	557,292	31,637
* Pride International, Inc.	1,000,000	30,750
Noble Corp.	400,000	28,216
* Hanover Compressor Co.	1,480,000	20,883
Arch Coal, Inc.	200,000	15,900

		680,261

Financials (1.3%)
MBIA, Inc.	562,500	33,840
Capital One Financial Corp.	275,000	23,760
The Chubb Corp.	230,000	22,459
East West Bancorp, Inc.	515,000	18,792
TCF Financial Corp.	280,000	7,599
^ Commerce Bancorp, Inc.	30,000	1,032

		107,482

Health Care (18.7%)
* Biogen Idec Inc.	5,650,000	256,114
Applera Corp.-Applied Biosystems Group	7,944,700	211,011
Pfizer Inc.	7,617,780	177,647
Novartis AG ADR	3,150,000	165,312
* Affymetrix, Inc.	3,016,500	144,038
* Millipore Corp.	1,855,000	122,504
Roche Holdings AG	650,000	97,173
*^ ICOS Corp.	3,107,500	85,860
Eli Lilly & Co.	1,200,000	67,908
*(1) BioMarin Pharmaceutical Inc.	4,670,500	50,348
* Chiron Corp.	1,052,800	46,807
Guidant Corp.	700,000	45,325
* Sepracor Inc.	800,000	41,280
Medtronic, Inc.	500,000	28,785
* Edwards Lifesciences Corp.	386,000	16,061
*^ Dendreon Corp.	1,861,750	10,091
* Waters Corp.	200,000	7,560
*^ Pharmacyclics, Inc.	713,250	2,532

		1,576,356

Industrials (11.7%)
FedEx Corp.	2,868,000	296,523
*(1) Thomas & Betts Corp.	4,840,000	203,086
Pall Corp.	4,560,000	122,482
Avery Dennison Corp.	1,592,000	87,990
Union Pacific Corp.	1,050,000	84,536
* AMR Corp.	3,000,000	66,690
*^ JetBlue Airways Corp.	3,241,050	49,847
Fluor Corp.	500,000	38,630
United Parcel Service, Inc.	150,000	11,273
* Tetra Tech, Inc.	560,875	8,789
* Resources Connection, Inc.	257,500	6,710
Robert Half International, Inc.	150,000	5,684

		982,240

Information Technology (36.1%)
* Corning, Inc.	15,026,700	295,425
* Research In Motion Ltd.	3,746,000	247,273
*^ ASML Holding (New York)	9,689,400	194,563
* Comverse Technology, Inc.	6,184,750	164,453
* NVIDIA Corp.	4,400,000	160,864
* Symantec Corp.	9,118,000	159,565
* Micron Technology, Inc.	10,800,000	143,748
*(1)THQ Inc.	5,012,500	119,548
Microsoft Corp.	4,425,000	115,714
Adobe Systems, Inc.	3,057,714	113,013
Autodesk, Inc.	2,540,000	109,093
Motorola, Inc.	4,800,000	108,432
* VeriSign, Inc.	4,128,468	90,496
Intersil Corp.	3,630,000	90,314
*(1) Emulex Corp.	4,529,400	89,637
* Nortel Networks Corp.	27,800,100	85,068
*^(1) Rambus Inc.	5,205,000	84,269
Hewlett-Packard Co.	2,600,000	74,438
Tektronix, Inc.	2,557,200	72,139
*(1)Macrovision Corp.	3,670,000	61,399
* Trimble Navigation Ltd.	1,500,000	53,235
* Citrix Systems, Inc.	1,700,000	48,926
First Data Corp.	970,717	41,751
Plantronics, Inc.	1,150,000	32,545
* Akamai Technologies, Inc.	1,600,000	31,888
* Skyworks Solutions, Inc.	4,250,000	21,633
* Cognizant Technology Solutions Corp.	429,200	21,610
* Coherent, Inc.	720,000	21,370
* Entegris Inc.	2,019,231	19,021
Texas Instruments, Inc.	550,000	17,639
* AMIS Holdings Inc.	1,500,000	15,975
*(1) The Descartes Systems Group Inc.	4,645,000	14,585
Accenture Ltd.	448,600	12,951
* Ciena Corp.	4,250,000	12,623
* Cymer, Inc.	350,000	12,429
* McAfee Inc.	452,700	12,282
* Freescale Semiconductor, Inc. Class B	450,000	11,327
* Intuit, Inc.	200,000	10,660
* Avid Technology, Inc.	175,000	9,583
* NAVTEQ Corp.	205,000	8,993
*(1) Concurrent Computer Corp.	3,530,400	6,672
Intel Corp.	235,000	5,866
* Avocent Corp.	189,000	5,139
Sabre Holdings Corp.	178,700	4,308
* FormFactor Inc.	120,000	2,932
* Silicon Laboratories Inc.	65,000	2,383

		3,037,777

Materials (4.4%)
Monsanto Co.	3,607,384	279,680
(1) Minerals Technologies, Inc.	1,560,000	87,188

		366,868

Telecommunication Services (2.0%)
Sprint Nextel Corp.	7,039,700	164,447

Total Common Stocks
(Cost $5,696,239)		8,229,223

Temporary Cash Investments (3.0%)

Money Market Fund (3.0%)
** Vanguard Market Liquidity Fund, 4.274%	256,061,466	256,061

Total Temporary Cash Investments
(Cost $256,061)		256,061

Total Investments (100.9%)
(Cost $5,952,300)		8,485,284

Other Assets and Liabilities—Net (-0.9%)		(77,252)

Net Assets (100%)		8,408,032

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers. **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $5,952,300,000. Net unrealized appreciation of investment securities for tax purposes was $2,532,984,000, consisting of unrealized gains of $3,019,008,000 on securities that had risen in value since their purchase and $486,024,000 in unrealized losses on securities that had fallen in value since their purchase.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
SECURITY NAME	9/30/2005 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	12/31/2005 Market Value ($000)

BioMarin Pharmaceutical Inc.	40,773				50,348
Concurrent Computer Corp.	6,814		808		6,672
The Descartes Systems Group Inc.	11,241				14,585
The Dress Barn, Inc.	50,072				84,942
Emulex Corp.	91,539				89,637
Linens 'n Things, Inc.	61,410				61,180
Macrovision Corp.	70,097				61,399
Men's Wearhouse, Inc.	96,120				105,984
Minerals Technologies, Inc.	89,248			78	87,188
Rambus Inc.	62,981				84,269
Strattec Security Corp.	11,407				8,892
THQ Inc.	106,813	50			119,548
Thomas & Betts Corp.	174,631		8,741		203,086

	873,146			78	977,730

Vanguard Global Equity
Fund Schedule of Investments
December 31, 2005

	Shares	Market Value ($000)

Common Stocks (94.4%)

Australia (3.0%)
Westpac Banking Corp., Ltd.	904,378	15,064
Commonwealth Bank of Australia	418,627	13,094
QBE Insurance Group Ltd.	809,443	11,568
Santos Ltd.	1,032,192	9,266
Macquarie Bank Ltd.	130,410	6,484
BHP Billiton Ltd.	324,688	5,411
Babcock & Brown Ltd.	384,852	4,811
Australia & New Zealand Bank Group Ltd.	179,613	3,145
Rinker Group Ltd.	211,921	2,537
Caltex Australia Ltd.	174,022	2,468
Iluka Resources Ltd.	420,516	2,411
Amcor Ltd.	282,032	1,537
Orica Ltd.	95,576	1,424
Alumina Ltd.	204,000	1,109
Leighton Holdings Ltd.	39,821	522
AXA Asia Pacific Holdings Ltd.	112,643	419
* Burns Philp & Co., Ltd.	298,752	240

		81,510

Austria (0.1%)
OMV AG	30,542	1,767

Belgium (1.1%)
Fortis	440,400	13,963
Dexia	315,247	7,241
Colruyt NV	37,029	5,098
Belgacom SA	59,024	1,920
KBC Bank & Verzekerings Holding	7,700	714

		28,936

Canada (4.4%)
^ Imperial Oil Ltd.	162,600	16,064
* Rogers Communications, Inc. Class B	367,900	15,495
^ Bank of Nova Scotia Halifax	257,900	10,187
* Bombardier Inc. Class B	4,268,200	10,085
* Nortel Networks Corp.	2,988,330	9,144
Telus Corp.-Non Voting Shares	185,900	7,427
*^ National Bank of Canada	130,000	6,713
Alcan Inc.	158,800	6,493
*^ Royal Bank of Canada	68,800	5,348
* Petro-Canada	121,000	4,832
* Teck Cominco Ltd. Class B	84,500	4,488
^ BCE Inc.	155,700	3,715
EnCana Corp.	79,600	3,582
^ Fairmont Hotels & Resorts Inc.	74,300	3,129
* ACE Aviation Holdings, Inc.	86,200	2,804
^ Abitibi-Consolidated Inc.	446,200	1,780
* Telus Communications Inc.	29,789	1,220
* Fraser Papers Inc.	133,800	1,146
Metro Inc.	36,200	945
^ Methanex Corp.	36,600	685
^ Novelis inc	31,760	663
Goldcorp Inc.	27,600	612
Biovail Corp.	13,200	311
* Fortis Inc.	7,680	160
Rothmans Inc.	5,600	116
Sherritt International Corp.	11,000	95
AUR Resources Inc.	7,732	78
* Firstservice Corp.	2,397	61

		117,378

China (2.1%)
China Mobile (Hong Kong) Ltd.	7,872,000	37,309
PetroChina Co. Ltd.	15,626,000	12,815
CNOOC Ltd.	3,787,000	2,574
Tsingtao Brewery Co., Ltd.	1,548,000	1,637
* Bank of Communications Ltd. Class H	2,924,000	1,328
China Unicom Ltd.	1,108,000	904
China Resources Enterprise Ltd.	230,000	410
Aluminum Corp. of China Ltd.	518,000	394

		57,371

Denmark (0.2%)
*^ William Demant A/S	55,700	3,066
^ Coloplast A/S B Shares	35,400	2,191
*^ Vestas Wind Systems A/S	89,999	1,467

		6,724

Finland (0.6%)
Sampo Oyj A Shares	450,200	7,810
Metso Oyj	173,500	4,744
TietoEnator Oyj B Shares	78,020	2,841
M-Real Oyj B Shares	201,815	1,005

		16,400

France (3.2%)
BNP Paribas SA	386,862	31,137
Credit Agricole SA	363,740	11,394
Arcelor	357,344	8,817
Vivendi Universal SA	144,472	4,509
AXA	139,000	4,472
Total SA	13,669	3,434
Sanofi-Aventis	38,280	3,339
Groupe Danone	30,700	3,211
Carrefour SA	64,208	2,994
SCOR SA	1,217,900	2,614
Thales SA	57,800	2,608
*^ Alcatel SA	208,100	2,569
Cie. de St. Gobain SA	37,200	2,203
* Atos Origin SA	26,400	1,733
France Telecom SA	47,704	1,181
Vallourec SA	1,349	738
* Electricite de France	5,400	204

		87,157

Germany (1.8%)
Allianz AG	80,976	12,204
^ Fresenius Medical Care AG	40,900	4,285
Man AG	79,330	4,215
BASF AG	55,100	4,194
E.On AG	38,620	3,976
DaimlerChrysler AG (Registered)	76,700	3,895
Puma AG	11,795	3,416
Bayerische Motoren Werke AG	61,480	2,677
Continental AG	22,886	2,022
Deutsche Post AG	82,200	1,981
Deutsche Boerse AG	13,295	1,355
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,452	1,277
Beiersdorf AG	8,995	1,103
Fresenius Medical Care AG ADR	29,244	1,024
Adidas-Salomon AG	5,045	951
Schering AG	5,207	347

		48,922

Hong Kong (2.9%)
Jardine Matheson Holdings Ltd.	1,022,302	17,559
Jardine Strategic Holdings Ltd.	1,305,400	13,945
* New World Development Co., Ltd.	7,417,015	10,117
Television Broadcasts Ltd.	1,068,000	5,671
Henderson Land Development Co. Ltd.	1,117,000	5,244
Hong Kong Aircraft & Engineering Co., Ltd.	668,000	5,120
Hong Kong Exchanges & Clearing Ltd.	975,000	4,043
Wheelock and Co. Ltd.	1,883,000	3,063
Hong Kong and Shanghai Hotels Ltd.	2,531,367	2,768
First Pacific Co. Ltd.	6,988,000	2,700
SmarTone Telecommunications Ltd.	2,082,790	2,432
Next Media Ltd.	2,894,000	1,377
i-CABLE Communications Ltd.	5,207,000	1,267
Mandarin Oriental International Ltd.	881,690	741
Asia Satellite Telecommunications Holdings Ltd.	359,500	626
Silver Grant International Industries Ltd.	1,752,000	518
Solomon Systech International Ltd.	482,000	200

		77,391

Indonesia (0.3%)
PT Bank Indonesia Tbk	53,415,229	2,268
PT Semen Gresik Tbk	1,155,000	2,085
PT Gudang Garam Tbk	1,149,900	1,355
PT Matahari Putra Prima Tbk	11,028,500	1,071
PT Indofood Sukses Makmur Tbk	10,823,000	996
PT Citra Marga Nusaphala Persada Tbk	774,000	60
* PT Mulia Industrindo Tbk	921,000	14

		7,849

Ireland (0.2%)
Independent News & Media PLC	941,918	2,813
Fyffes PLC	462,500	1,251

		4,064

Italy (0.8%)
*^ Fiat SpA	524,400	4,562
Luxottica Group SpA ADR	179,800	4,551
Saipem SpA	271,200	4,436
San Paolo-IMI SpA	259,500	4,047
Unicredito Italiano SpA	505,900	3,475
*^ Fastweb SpA	33,936	1,545
Natuzzi SpA-SP ADR	50,700	355

		22,971

Japan (10.1%)
KDDI Corp.	5,804	33,573
Sony Corp.	570,000	23,244
Mizuho Financial Group, Inc.	2,159	17,123
Matsushita Electric Industrial Co., Ltd.	876,000	16,870
Mitsubishi Corp.	419,300	9,250
Mitsui OSK Lines Ltd.	675,000	5,899
Sumitomo Mitsui Financial Group, Inc.	533	5,626
Komatsu Ltd.	323,000	5,335
East Japan Railway Co.	720	4,938
Japan Tobacco, Inc.	307	4,485
Sumitomo Trust & Banking Co., Ltd.	440,000	4,483
Orix Corp.	16,800	4,273
^ Tokyo Gas Co., Ltd.	898,000	3,994
^ Kawasaki Heavy Industries Ltd.	1,082,000	3,961
FamilyMart Co., Ltd.	114,900	3,880
West Japan Railway Co.	911	3,792
NTT DoCoMo, Inc.	2,435	3,705
Kirin Brewery Co., Ltd.	312,000	3,645
Nintendo Co.	29,000	3,509
Takeda Pharmaceutical Co. Ltd.	63,300	3,427
Kao Corp.	125,000	3,345
Central Japan Railway Co.	348	3,327
Toyota Motor Corp.	62,300	3,252
Yamaha Motor Co., Ltd.	123,400	3,223
Fuji Photo Film Co., Ltd.	94,000	3,113
* Seven and I Holdings Co., Ltd.	72,360	3,096
Dai-Nippon Printing Co., Ltd.	168,000	2,986
Nippon Telegraph and Telephone Corp.	640	2,902
Tokyo Electric Power Co.	115,600	2,808
Sumitomo Electric Industries Ltd.	179,000	2,717
Secom Co., Ltd.	51,000	2,669
Sekisui House Ltd.	200,000	2,510
Sumitomo Metal Mining Co.	201,000	2,482
Onward Kashiyama Co., Ltd.	126,000	2,480
Nippon Sanso Corp.	368,000	2,460
Sompo Japan Insurance Inc.	181,000	2,450
Bank of Yokohama Ltd.	294,000	2,405
^ Bank of Fukuoka, Ltd.	278,000	2,381
Sankyo Co., Ltd.	41,000	2,371
Marubeni Corp.	437,000	2,338
Shiseido Co., Ltd.	118,000	2,194
Sumitomo Forestry Co.	218,000	2,171
Hitachi Ltd.	319,000	2,148
Tanabe Seiyaku Co., Ltd.	212,000	2,055
Nippon Suisan Kaisha Ltd.	508,000	2,051
Nippon Oil Corp.	264,000	2,044
Chiba Bank Ltd.	240,000	2,013
JS Group Corp.	97,000	1,936
Mitsubishi UFJ Financial Group	142	1,932
* Namco Bandai Holdings Inc.	131,650	1,923
Matsushita Electric Works, Ltd.	205,000	1,914
Nippon Yusen Kabushiki Kaisha Co.	253,000	1,731
Isetan Co.	74,000	1,575
Ebara Corp.	276,000	1,489
Kinden Corp.	164,000	1,479
Toppan Forms Co., Ltd.	101,600	1,457
Sega Sammy Holdings Inc.	43,000	1,440
^ Alfresa Holdings Corp.	28,200	1,312
Shimizu Corp.	176,000	1,290
Ryosan Co., Ltd.	48,500	1,285
Suzuki Motor Corp.	69,100	1,283
Daifuku Co., Ltd.	75,000	1,278
Nippon Meat Packers, Inc.	112,000	1,175
Nisshinbo Industries, Inc.	107,000	1,159
Yamatake Corp.	50,000	1,150
Toyo Seikan Kaisha Ltd.	68,000	1,108
Ricoh Co.	60,000	1,050
Tokyo Ohka Kogyo Co., Ltd.	35,400	1,017
Teijin Ltd.	159,000	1,010
NGK Insulators Ltd.	64,000	950
*^ Haseko Corp.	223,500	863
Noritake Co., Ltd.	122,000	735
Mitsubishi Gas Chemical Co.	58,000	551
Nippon Mining Holdings Inc.	75,000	533
Inabata & Co., Ltd.	49,000	483
Tokyo Broadcasting System, Inc.	14,400	390
Fujitsu Fronttec Ltd.	32,700	358
Aisin Seiki Co., Ltd.	9,000	330

		271,189

Malaysia (0.7%)
Resorts World Bhd	1,742,000	5,166
CIMB Bhd	1,493,777	2,510
Telekom Malaysia Bhd	888,000	2,244
Bumiputra-Commerce Holdings Bhd	1,396,000	2,105
British American Tobacco Bhd	165,000	1,756
Maxis Communications Bhd	568,900	1,262
Kumpulan Guthrie Bhd	965,000	620
Genting Bhd	79,400	450
* Digi.com Bhd	209,900	434
* Multi-Purpose Holdings Bhd	2,095,000	428
Malaysian Airline System Bhd	550,000	413
IOI Corp. Bhd	119,110	391
Lion Industries Corp. Bhd	380,000	51
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	19

		17,849

Mexico (0.1%)
America Movil SA de CV Series L ADR	46,200	1,352
Telefonos de Mexico SA Class L ADR	32,000	790

		2,142

Netherlands (2.8%)
ING Groep NV	619,206	21,401
* ABN-AMRO Holding NV	731,736	19,033
Aegon NV	866,440	14,105
Koninklijke KPN NV	603,937	6,034
Koninklijke (Royal) Philips Electronics NV	141,871	4,390
Heineken NV	108,650	3,433
Koninklijke Boskalis Westminster NV	35,437	2,362
* TomTom NV	58,223	1,992
* Wolters Kluwer NV	72,271	1,457
Koninklijke DSM NV	26,654	1,085
Rodamco Europe NV	6,101	506

		75,798

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	468,517	1,913
PGG Wrightson Ltd.	58,578	86

		1,999

Norway (0.4%)
Statoil ASA	287,900	6,580
DnB NOR ASA	228,000	2,419
Orkla ASA	23,200	959

		9,958

Philippines (0.7%)
Ayala Corp.	1,250,226	7,406
Globe Telecom, Inc.	386,200	5,340
Jollibee Foods Corp.	2,720,000	2,069
Banco De Oro	2,613,000	1,668
* ABS-CBN Broadcasting Corp.	3,806,100	912

		17,395

Poland (0.1%)
KGHM Polska Miedz SA	79,603	1,526
Telekomunikacja Polska SA	143,771	1,034

		2,560

Portugal (0.1%)
Electricidade de Portugal SA	826,529	2,535

Russia (0.5%)
OAO Lukoil Holding Sponsored ADR	238,075	14,046

Singapore (0.5%)
Great Eastern Holdings Ltd.	500,000	4,425
BIL International Ltd.	4,553,000	3,775
United Industrial Corp., Ltd.	2,593,000	1,826
SembCorp Marine Ltd.	982,000	1,628
Overseas Union Enterprise Ltd.	56,000	367
Yellow Pages (Singapore) Ltd.	368,000	303
StarHub Ltd.	204,000	252

		12,576

South Africa (1.9%)
Sun International Ltd.	549,866	7,214
RMB Holdings Ltd.	1,550,600	6,823
* Hosken Consolidated Investments Ltd.	1,103,148	6,500
Nedbank Group Ltd.	361,805	5,708
Venfin Ltd.	683,690	5,141
Anglo American PLC	145,345	4,929
Anglo Platinum Ltd.	62,500	4,500
FirstRand Ltd.	1,329,636	3,878
Telkom South Africa Ltd.	87,278	1,855
JD Group Ltd.	143,446	1,740
Gold Fields Ltd.	93,040	1,647
City Lodge Hotels Ltd.	83,078	572
New Clicks Holdings Ltd.	301,750	415

		50,922

South Korea (0.8%)
* Korea Electric Power Corp.	280,830	10,496
POSCO	32,650	6,496
* Hynix Semiconductor Inc.	35,870	1,229
SK Telecom Co., Ltd.	4,036	722
Samsung Electronics Co., Ltd.	950	611
* Kookmin Bank	7,000	528
* Hyundai Motor Co. Ltd.	5,000	476
* Samyang Corp.	8,820	391
* STX Pan Ocean Co. Ltd.	661,000	351
* Korea Iron & Steel Co., Ltd.	4,000	123
* Kiswire Ltd.	3,000	74

		21,497

Spain (3.4%)
Banco Santander Central Hispano SA	3,222,054	42,331
ACS, Actividades de Contruccion y Servisios, SA	400,110	12,816
Banco Bilbao Vizcaya Argentaria SA	399,283	7,103
Gestevision Telecinco SA	256,500	6,465
Acciona SA	48,700	5,429
Acerinox SA	272,500	3,953
Banco Popular Espanol SA	316,500	3,846
Telefonica SA	197,009	2,950
* Sogecable SA	62,269	2,488
NH Hoteles SA	89,040	1,391
Viscofan SA	58,000	633
Prosegur Cia de Seguridad SA (Registered)	20,000	456

		89,861

Sweden (1.0%)
ForeningsSparbanken AB	195,500	5,315
Nordea Bank AB	440,500	4,564
Telefonaktiebolaget LM Ericsson AB Class B	1,324,700	4,556
Svenska Handelsbanken AB A Shares	183,400	4,537
Assa Abloy AB	189,200	2,974
Svenska Cellulosa AB B Shares	68,400	2,552
Hoganas AB B Shares	46,850	1,011

		25,509

Switzerland (1.9%)
Zurich Financial Services AG	91,003	19,309
Cie. Financiere Richemont AG	149,592	6,493
* Syngenta AG	51,446	6,385
* Alcon, Inc.	36,200	4,692
Novartis AG (Registered)	84,840	4,437
* Logitech International SA	51,600	2,421
Adecco SA (Registered)	42,800	1,966
Geberit AG	2,240	1,771
Julius Baer Holding Ltd.	23,208	1,641
Nestle SA (Registered)	3,244	966
Publigroupe SA	3,140	853
* Actelion Ltd.	3,335	275
Kudelski SA	2,200	65

		51,274

Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,995,000	15,226
Chi Mei Optoelectronics Corp.	8,327,000	12,282
Chunghwa Telecom Co., Ltd.	1,560,000	2,708
Powerchip Semiconductor Corp.	3,801,000	2,494
MediaTek Inc.	185,000	2,163
Formosa Plastic Corp.	952,000	1,464
Taiwan Cellular Corp.	1,407,000	1,227
China Steel Corp.	1,307,250	993
* Winbond Electronics Corp.	2,940,000	914
ProMOS Technologies Inc.	1,993,208	763
Largan Precision Co., Ltd.	47,000	740
Far EasTone Telecommunications Co., Ltd.	627,000	710
Formosa Chemicals & Fibre Corp.	354,000	570
* Ritek Corp.	1,178,000	392
Chunghwa Picture Tubes, Ltd.	1,253,000	385
U-Ming Marine Transport Corp.	249,000	264
AV Tech Co.	57,000	257
Vanguard International Semiconductor Corp.	259,000	197

		43,749

Thailand (0.8%)
Advanced Info Service Public Co. Ltd. (Foreign)	2,406,000	6,338
Siam Cement Public Co. Ltd. Non-Voting Depository Receipts	986,200	5,869
Siam Cement Public Co. Ltd. (Foreign)	664,300	4,288
Kasikornbank Public Co. Ltd. (Foreign)	1,701,900	3,121
MBK Development Public Co. Ltd. (Foreign)	813,400	883
National Finance & Securities Public Co. Ltd. (Foreign)	1,855,000	606
GMM Grammy Public Co. Ltd. Non-Voting Depository Receipts	997,000	323
Post Publishing Public Co. Ltd.	1,300,000	224
GMM Grammy Public Co. Ltd. (Foreign)	642,000	208
Matichon PLC (Foreign)	625,000	162

		22,022

Turkey (2.0%)
Eregli Demir ve Celik Fabrikalari A.S	1,958,502	12,895
Turkiye Is Bankasi A.S. C Shares	1,162,494	9,997
Tupras-Turkiye Petrol Rafinerileri A.S	543,146	9,975
Haci Omer Sabanci Holding A.S	1,413,474	7,961
Turkcell Iletisim Hizmetleri A.S	519,620	3,132
* Petkim Petrokimya Holding A.S	533,110	3,095
* Dogan Sirketler Grubu Holding A.S	782,000	2,527
Tofas Turk Otomobil Fabrikasi A.S	661,482	1,385
Petrol Ofisi A.S	298,870	1,375
* Turkiye Garanti Bankasi A.S	257,000	924
* Vestel Elektronik Sanayi ve Ticaret A.S	236,362	874
Anadolu Efes Biracilik ve Malt Sanayii A.S	16,156	452
Enka Insaat ve Sanayi A.S	11,322	140

		54,732

United Kingdom (8.1%)
AstraZeneca Group PLC	614,954	29,825
Rio Tinto PLC	276,639	12,615
BHP Billiton PLC	759,678	12,406
SABMiller PLC	591,300	10,751
Royal Dutch Shell PLC Class A (Amsterdam Shares)	342,904	10,446
Antofagasta PLC	259,099	8,316
British American Tobacco PLC	329,886	7,356
Royal Dutch Shell PLC Class B	216,311	6,916
BAE Systems PLC	998,100	6,547
HBOS PLC	311,500	5,303
Barclays PLC	470,600	4,926
Pilkington PLC	1,792,500	4,578
Hanson Building Materials PLC	397,650	4,362
Diageo PLC	301,128	4,342
Reckitt Benckiser PLC	131,890	4,340
Reed Elsevier PLC	440,100	4,121
Tesco PLC	699,500	3,978
Associated British Ports Holdings PLC	391,500	3,944
BP PLC	363,800	3,887
ICAP PLC	544,600	3,785
Arriva PLC	376,333	3,764
Capita Group PLC	525,800	3,762
The Sage Group PLC	794,400	3,518
BAA PLC	312,300	3,360
Carnival PLC	58,014	3,288
Amvescap PLC	407,600	3,093
Cable and Wireless PLC	1,416,600	2,919
Intertek Testing Services PLC	229,900	2,750
Vodafone Group PLC	1,254,700	2,694
Smiths Group PLC	143,410	2,576
Eircom Group PLC	1,039,833	2,427
Stagecoach Group PLC	1,204,023	2,387
Provident Financial PLC	239,056	2,245
Hilton Group PLC	346,300	2,159
Compass Group PLC	548,835	2,077
WPP Group PLC	190,900	2,061
Enterprise Inns PLC	121,300	1,953
ITV PLC	949,135	1,834
^ Boots Group PLC	175,900	1,818
* Enodis PLC	783,600	1,743
Rexam PLC	196,300	1,710
BT Group PLC	396,200	1,515
Hays PLC	695,300	1,497
* Invensys PLC	4,446,000	1,410
* MyTravel Group PLC-A Shares	325,466	1,296
Bunzl PLC	91,233	999
International Power PLC	230,660	949
* NETeller PLC	64,859	819
Devro PLC	285,000	628
Homeserve PLC	12,400	258
Kier Group PLC	3,500	71

		216,324

Venezuela (0.1%)
Compania Anonima Nacional Telefonos de Venezuela	112,619	1,610

United States (36.0%)
Consumer Discretionary (5.9%)
Harley-Davidson, Inc.	312,700	16,101
Lennar Corp. Class A	164,800	10,056
* Liberty Global Inc. Class A	431,660	9,712
Darden Restaurants Inc.	239,900	9,327
Nordstrom, Inc.	246,700	9,227
* Liberty Global, Inc. Series C	431,660	9,151
* Liberty Media Corp.	884,504	6,961
* Comcast Corp. Special Class A	268,800	6,905
International Speedway Corp.	139,650	6,689
*^ Netflix.com, Inc.	235,411	6,370
Clear Channel Communications, Inc.	195,300	6,142
* Amazon.com, Inc.	108,600	5,121
Abercrombie & Fitch Co.	77,100	5,025
Autoliv, Inc.	104,400	4,742
* Discovery Holding Co. Class A	284,850	4,315
* 99 Cents Only Stores	394,700	4,129
Dow Jones & Co., Inc.	114,600	4,067
Hollinger International, Inc.	451,800	4,048
NIKE, Inc. Class B	40,800	3,541
Standard Pacific Corp.	95,000	3,496
* PRIMEDIA Inc.	2,072,800	3,337
Viacom Inc. Class A	100,600	3,296
* The Goodyear Tire & Rubber Co.	168,000	2,920
* William Lyon Homes, Inc.	25,900	2,613
Blockbuster Inc. Class B	770,100	2,564
* GameStop Corp Class A	71,500	2,275
* Men's Wearhouse, Inc.	71,500	2,105
Building Materials Holding Corp.	22,100	1,507
Movie Gallery, Inc.	88,600	497
K-Swiss, Inc.	13,400	435
Warner Music Group Corp.	17,400	335
* CCE Spinco, Inc.	24,412	320
Consumer Staples (2.1%)
Costco Wholesale Corp.	554,100	27,411
Altria Group, Inc.	152,900	11,425
Pilgrim's Pride Corp.	235,000	7,793
Kellogg Co.	55,000	2,377
Chiquita Brands International, Inc.	97,700	1,955
* Gold Kist Inc.	122,300	1,828
Archer-Daniels-Midland Co.	73,000	1,800
Bunge Ltd.	27,100	1,534
Sanderson Farms, Inc.	34,900	1,065
Energy (4.7%)
Devon Energy Corp.	560,300	35,041
ConocoPhillips Co.	581,200	33,814
Valero Energy Corp.	544,200	28,081
Baker Hughes, Inc.	124,300	7,555
Chevron Corp.	132,800	7,539
Sunoco, Inc.	58,700	4,601
* Cimarex Energy Co.	99,300	4,271
Occidental Petroleum Corp.	18,700	1,494
* Alpha Natural Resources, Inc.	65,600	1,260
Amerada Hess Corp.	4,800	609
Financials (6.7%)
Progressive Corp. of Ohio	296,400	34,614
The Hartford Financial Services Group Inc.	295,000	25,338
The Chubb Corp.	173,100	16,903
Moody's Corp.	235,000	14,434
* Berkshire Hathaway Inc. Class B	3,471	10,189
MetLife, Inc.	180,300	8,835
W.R. Berkley Corp.	166,500	7,929
Mercury General Corp.	121,900	7,097
Axis Capital Holdings Ltd.	208,335	6,517
The Goldman Sachs Group, Inc.	50,700	6,475
KeyCorp	173,500	5,713
MBIA, Inc.	93,900	5,649
American Express Co.	107,297	5,522
MGIC Investment Corp.	57,900	3,811
Fidelity National Financial, Inc.	100,700	3,705
Assurant, Inc.	83,800	3,644
Aon Corp.	71,600	2,574
Bear Stearns Co., Inc.	16,800	1,941
Radian Group, Inc.	26,500	1,553
First American Corp.	33,000	1,495
Endurance Specialty Holdings Ltd.	30,273	1,085
Ameriprise Financial, Inc.	21,459	880
* CompuCredit Corp.	22,700	873
TD Banknorth, Inc.	28,500	828
BB&T Corp.	6,500	272
Fidelity National Title Group, Inc. Class A	10,570	257
Health Care (3.1%)
AmerisourceBergen Corp.	553,200	22,903
* Gilead Sciences, Inc.	328,500	17,289
Schering-Plough Corp.	653,200	13,619
IMS Health, Inc.	355,630	8,862
* King Pharmaceuticals, Inc.	390,500	6,607
Bristol-Myers Squibb Co.	206,900	4,755
Dade Behring Holdings Inc.	112,000	4,580
Johnson & Johnson	45,700	2,747
* Sierra Health Services, Inc.	15,900	1,271
Alpharma, Inc. Class A	38,800	1,106
* SurModics, Inc.	9,200	340
Industrials (4.2%)
CSX Corp.	587,305	29,817
Northrop Grumman Corp.	244,700	14,709
* USG Corp.	180,700	11,746
Norfolk Southern Corp.	250,500	11,230
* Kansas City Southern	368,700	9,007
* AMR Corp.	400,500	8,903
Viad Corp.	234,000	6,863
General Dynamics Corp.	49,100	5,600
*^ US Airways Group Inc.	97,900	3,636
Raytheon Co.	60,800	2,441
Cummins Inc.	24,400	2,189
* Learning Tree International, Inc.	105,100	1,348
Laidlaw International Inc.	54,200	1,259
Precision Castparts Corp.	24,000	1,243
The Timken Co.	23,200	743
* Swift Transportation Co., Inc.	28,400	577
Arkansas Best Corp.	9,700	424
*^ Northwest Airlines Corp. Class A	324,000	174
Information Technology (4.5%)
Intel Corp.	964,300	24,069
Texas Instruments, Inc.	454,900	14,589
* Micron Technology, Inc.	893,900	11,898
* Xerox Corp.	712,200	10,434
Hewlett-Packard Co.	351,600	10,066
* Sun Microsystems, Inc.	1,922,300	8,054
* Lucent Technologies, Inc.	2,933,200	7,802
* Superior Essex Inc.	265,400	5,350
* DST Systems, Inc.	77,300	4,631
Microsoft Corp.	170,700	4,464
* Dell Inc.	147,000	4,409
* NVIDIA Corp.	98,500	3,601
* Agere Systems Inc.	273,670	3,530
* Komag, Inc.	86,600	3,002
* Lexmark International, Inc.	63,500	2,847
* Corning, Inc.	75,400	1,482
Materials (2.4%)
Phelps Dodge Corp.	214,100	30,803
Nucor Corp.	186,200	12,423
Scotts Miracle-Gro Co.	215,200	9,736
Lafarge North America Inc.	144,800	7,967
Louisiana-Pacific Corp.	94,300	2,590
* FMC Corp.	15,700	835
Metal Management, Inc.	12,300	286
Telecommunication Services (1.3%)
Sprint Nextel Corp.	515,746	12,048
AT&T Inc.	390,416	9,561
* Cincinnati Bell Inc.	946,300	3,322
* Nextel Partners, Inc.	113,000	3,157
CenturyTel, Inc.	81,100	2,689
BellSouth Corp.	74,300	2,014
*^ Level 3 Communications, Inc.	569,000	1,633
* Qwest Communications International Inc.	101,800	575
Utilities(1.1%)
TXU Corp.	451,200	22,646
Edison International	87,100	3,798
Questar Corp.	29,600	2,241
Energen Corp.	19,600	712

		962,167

Total Common Stocks
(Cost $2,051,548)		2,526,154

	Face Amount ($000)

Convertible Bond (0.1%)

^ Level 3 Communications, Inc. 6.00% Cvt
6.000%, 3/15/2010
(Cost $2,381)	4,213	2,702

	Shares

Temporary Cash Investments (8.2%)

Money Market Fund (8.0%)
** Vanguard Market Liquidity Fund. 4.274%	214,426,425	214,426

	Face
	Amount
	($000)

U.S. Agency Obligations (0.2%)

† Federal National Mortgage Assn
1 3.969%, 1/11/2006	2,000	1,998
1 4.363%, 3/15/2006	3,000	2,975

Total Temporary Cash Investments
(Cost $219,399)		219,399

Total Investments (102.7%)
(Cost $2,273,328)		2,748,255

Other Assets and Liabilities—Net (-2.7%)		(72,215)

Net Assets (100%)		2,676,040

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $4,973,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2005, the cost of investment securities for tax purposes was $2,279,329,000. Net unrealized appreciation of investment securities for tax purposes was $468,926,000, consisting of unrealized gains of $507,491,000 on securities that had risen in value since their purchase and $38,565,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.7% and 6.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

S&P 500 Index	98	30,743	(395)
Dow Jones EURO STOXX 50 Index	218	9,333	249
Topix Index	50	6,960	179
FTSE 100 Index	70	6,757	115
S&P ASX 200 Index	39	3,379	96
MSCI Taiwan Index	51	1,387	(29)

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At December 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

		(000)
	Contract Amount
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)

3/22/2006	EUR	7,681	USD	$9,100	($140)
3/15/2006	JPY	800,652	USD	6,841	146
3/22/2006	GBP	3,864	USD	6,634	(211)
3/22/2006	AUD	4,477	USD	3,276	(103)

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2006

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.